SALES OF COMMON STOCK FOR CASH- GANNON GIGUIERE (Details)	Feb. 02, 2015 USD ($) $ / shares shares
SALES OF COMMON STOCK FOR CASH- GANNON GIGUIERE
Reduced CEO's base annual salary from $180,000 to	$ 1
Issuance of shares of common stock | shares	5,000,000
Stock options which have a ten-year term | shares	2,000,000
Stock options exercisable for purchase shares of common stock | shares	2,000,000
Stock options exercisable for purchase shares of common stock at a price | $ / shares	$ 0.10
Stock options vest over the month period	36
Fair value of 5,000,000 shares of common stock issued	$ 599,500
Per share value of 5,000,000 shares of common stock issued | $ / shares	$ 0.12
Stock-based compensation in connection with issuance of shares	$ 599,500
Accrued salary due to Gannon Giguiere	$ 351,000
Accrued salary due to Gannon Giguiere, was converted into shares of restricted common stock par value | $ / shares	$ 0.07
Issuance of shares of common stock granted piggyback registration | shares	5,014,286
Issuance of shares of common stock granted piggyback registration fair value	$ 601,213
Issuance of shares of common stock granted piggyback registration par value | $ / shares	$ 0.12
Stock-based compensation difference between accrued salary and fair value of shares issued	$ 250,213
Related party notes payable	160,550
Related party notes payable interest	$ 431
Related party notes payable interest was converted into shares of restricted common stock at a conversion price | $ / shares	$ 0.07
Issuance of shares of common stock to Mr. Giguiere | shares	2,299,729
Fair value of issuance of shares of common stock to Mr. Giguiere	$ 275,738
Par value of issuance of shares of common stock to Mr. Giguiere | $ / shares	$ 0.12
Stock-based compensation between related notes payable and accrued interest and fair value of shares issued	$ 114,757